Share Capital - Options (Details)	3 Months Ended
	Mar. 31, 2025 $ / shares	Mar. 31, 2024 shares
Share Capital
Maximum awards as percentage to outstanding stocks	10.00%
Expiry period (in years)	10 years
Weighted average fair value of options granted (in USD per share) | $ / shares	$ 1.08
Number of share options granted in share-based payment arrangement | shares		0